OTHER OPERATING COSTS	12 Months Ended
Jun. 30, 2021
OTHER OPERATING COSTS [Abstract]
OTHER OPERATING COSTS

27.        OTHER OPERATING COSTS

		June 30,	June 30,	June 30,
	Note	2021	2020	2019
		(US$’000)
Rent and utilities		8,462	7,802	6,272
Communication		7,497	7,519	7,546
Facilities expense		22,647	18,107	13,765
Travel and housing		1,679	7,972	6,353
Local transportation	27.1	13,768	3,977	2,216
Insurance		4,837	1,516	1,731
Legal and professional expenses	27.2	10,618	6,652	9,241
Allowance for expected credit loss		291	224	237
Others		7,066	10,301	7,127
Other Operating Costs		76,865	64,070	54,488

Other Operating costs from discontinued operations		—	—	3,241

Certain prior year amounts have been reclassified to conform to the current year presentation, with no impact on previously reported net loss, financial position or cash flows.

27.1.The increase in local transportation is primarily related to a $9.2 million increase in COVID-19 costs.

27.2.     This includes non-recurring legal expenses of $0.9 million for the year ended June 30, 2021 (June 30, 2020: nil, June 30, 2019 $4.2 million).